Basic and diluted net loss per share - Computation of diluted net loss per ordinary share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Stock Option
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	505	505	1,071
Convertible notes
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	6,909	929